UNAUDITED PRO FORMA COMBINED BALANCE SHEETS - Unaudited Pro-forma	Sep. 30, 2020 USD ($)
(California Corporation)
CURRENT ASSETS:
Cash	$ 86,431
Accounts receivable	0
Inventories	0
Prepaid inventories	0
Prepaid expenses	0
TOTAL CURRENT ASSETS	86,431
Property and equipment, net of accumulated depreciation of $134,364	0
Intangible assets, net of accumulated amortization of $186,928	0
Goodwill	0
Security deposits	0
TOTAL ASSETS	86,431
CURRENT LIABILITIES:
Accounts payable and accrued expenses	150
Accrued interest payable	0
Payroll liabilities payable	0
Customer deposits payable	0
Convertible notes payable	0
Notes payable	0
Payroll Protection Program note payable	0
Loan payable - stockholders	0
TOTAL CURRENT LIABILITIES	150
LONG - TERM LIABILITIES
Payroll Protection Program note payable	0
Loan payable - stockholder	0
TOTAL LONG - TERM LIABILITIES:	0
TOTAL LIABILITIES	150
STOCKHOLDERS' EQUITY
Preferred Stock, Value	0
Common Stock, Value	86,292
Additional paid in capital	0
Accumulated deficit	(11)
TOTAL STOCKHOLDERS' EQUITY	86,281
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	86,431
(Florida Corporation)
CURRENT ASSETS:
Cash	170,762
Accounts receivable	100,803
Inventories	153,661
Prepaid inventories	12,000
Prepaid expenses	10,436
TOTAL CURRENT ASSETS	447,662
Property and equipment, net of accumulated depreciation of $134,364	59,378
Intangible assets, net of accumulated amortization of $186,928	1,345,072
Goodwill	1,020,314
Security deposits	8,699
TOTAL ASSETS	2,881,125
CURRENT LIABILITIES:
Accounts payable and accrued expenses	355,807
Accrued interest payable	120,427
Payroll liabilities payable	223,831
Customer deposits payable	74,495
Convertible notes payable	81,172
Notes payable	373,959
Payroll Protection Program note payable	79,715
Loan payable - stockholders	439,602
TOTAL CURRENT LIABILITIES	1,749,008
LONG - TERM LIABILITIES
Payroll Protection Program note payable	57,975
Loan payable - stockholder	108,791
TOTAL LONG - TERM LIABILITIES:	166,766
TOTAL LIABILITIES	1,915,774
STOCKHOLDERS' EQUITY
Preferred Stock, Value	10
Common Stock, Value	10
Additional paid in capital	6,404,279
Accumulated deficit	(5,438,948)
TOTAL STOCKHOLDERS' EQUITY	965,351
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,881,125
Cash	257,193
Accounts receivable	100,803
Inventories	153,661
Prepaid inventories	12,000
Prepaid expenses	10,436
TOTAL CURRENT ASSETS	534,093
Property and equipment, net of accumulated depreciation of $134,364	59,378
Intangible assets, net of accumulated amortization of $186,928	1,345,072
Goodwill	1,020,314
Security deposits	8,699
TOTAL ASSETS	2,967,556
Accounts payable and accrued expenses	355,957
Accrued interest payable	120,427
Payroll liabilities payable	223,831
Customer deposits payable	74,495
Convertible notes payable	81,172
Notes payable	373,959
Payroll Protection Program note payable	79,715
Loan payable - stockholders	439,602
TOTAL CURRENT LIABILITIES	1,749,158
Payroll Protection Program note payable	57,975
Loan payable - stockholder	108,791
TOTAL LONG - TERM LIABILITIES:	166,766
TOTAL LIABILITIES	1,915,924
Preferred Stock, Value	10
Common Stock, Value	86,302
Additional paid in capital	6,404,279
Accumulated deficit	(5,438,959)
TOTAL STOCKHOLDERS' EQUITY	1,051,632
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,967,556